Derivative liability - Summary of derivative liabilities (Details)		1 Months Ended		12 Months Ended
	Nov. 05, 2021 $ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 shares
Derivative liability
Number of warrants issued | shares	8,175,000	5,712,500
Warrant exercise price (in USD per share) | $ / shares	$ 3.75	$ 1.35
Warrants term	3 years	2 years
Fair value of derivative liabilities | $				$ 2,137,867
Decrease in the value of derivative liability | $				$ 951,743	$ 238,176
Number of warrants expired unexercised | shares					8,175,000
Number of warrants outstanding | shares				5,712,500		11,628,178
Option pricing model
Derivative liability
Estimated fair value, amount | $		$ 3,089,610
Share price | $ / shares			$ 1.46
Risk-free interest rate		2.37%
Expected volatility		81.00%
Expected life		2 years